Employee Benefits - Summary of Maturity Profile of Defined Benefit Obligation (Details) $ in Millions	Mar. 31, 2018 USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	$ 27
1-2 Years
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	27
2 - 3 Year
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	29
3 - 4 Year
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	31
4 - 5 Year
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	33
5 - 10 Years
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	$ 157